Form 13F Cover Page

Filing for Quarter-Ending: December 31, 2010

Check here if Amendment: ( )
      Amendment Number:
      This Amendment: ( ) is a reinstatement
                      ( ) adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Croft-Leominster, Inc.
Address:    300 Water Street, 4th floor
            Baltimore, MD 21202

Form 13-F File Number: 28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       Carla Prescimone
Title:      Assistant Vice President
Phone:      410-576-0100

Signature, Place, and Date of Signing:

                        Baltimore, Maryland                 2/15/11
--------------------------------------------------------------------------------
Signature               City, State                          Date

Report Type (Check only one):

(X) 13F Holdings Report  Check here if all holdings of this reporting manager are reported in this report.
( ) 13F Notice           Check here if no holdings reported are in this report,
                         and all holdings are reported by other reporting
                         manager(s).
( ) 13F Combination      Report Check here if a portion of the holdings for this
                         reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                             none
                                                            -----------
Form 13F Information Table Entry Total:                         198
                                                            -----------
Form 13F Information Table Value Total:                       $696.73
                                                            -----------
                                                            (thousands)

*NOTE: Unless Otherwise Indicated

ITEM 6: Investment Discretion:      SOLE
ITEM 7: Voting Authority:           NONE

               SECURITY NAME                 TITLE of CLASS           CUSIP                MARKET VALUE       QUANITY
-------------------------------------------------------------------------------------------------------------------------
  ABB Ltd                                   SPONSORED ADR              000375204       $    8.5497             380,833
 3M Co.                                          COM                   88579Y101       $    8.2772              95,912
 Abovenet Inc                                    COM                   00374n107       $    0.2344               4,010
 Ace Ltd                                         SHS                   H0023R105       $   18.9317             304,123
 Acuity Brands Inc                               COM                   00508y102       $    0.3328               5,770
 Adtran Inc                                      COM                   00738a106       $    0.4640              12,815
 Aetna Inc New                                   COM                   00817Y108       $    2.6468              86,753
 Albemarle Corp                                  COM                   012653101       $    6.9154             123,977
 Allegheny Technologies Inc.                     COM                   01741R102       $    4.9821              90,288
 Allied Nevada Gold Corp                         COM                   019344100       $    0.6157              23,400
 Allstate Corp                                   COM                   020002101       $    9.3434             293,079
 Altera Corp                                     COM                   021441100       $    6.9861             196,349
 Ameren Corporation                              COM                   023608102       $    0.2869              10,176
 American Superconductor                         COM                   030111108       $    0.3132              10,955
 AMR Corp                                        COM                   001765106       $    0.3093              39,700
 Apogee Enterprises Inc                          COM                   037598109       $    0.3660              27,175
 Apple Inc                                       COM                   037833100       $    4.1443              12,848
 Applied Materials Inc                           COM                   038222105       $    3.2119             228,605
 Asia Tigers Fund Inc                            COM                   04516T105       $    0.2184              11,100
 Atlas Energy Inc                                COM                   049298102       $    6.6690             151,671
 Avanir Pharmaceuticals Inc                    CL A NEW                05348P401       $    0.3027              74,200
 AXT Inc                                         COM                   00246W103       $    0.1357              13,000
 Bank of America Corp                            COM                   060505104       $    9.8370             737,405
 Bank of New York Mellon Corp                    COM                   064058100       $    7.0716             234,160
 Baxter Intl Inc                                 COM                   071813109       $    3.9662              78,353
 Becton Dickinson & Co                           COM                   075887109       $    5.9320              70,185
 Belden Inc                                      COM                   077454106       $    0.3756              10,200
 Berkshire Hathaway - CL A                       CL A                  084670108       $    0.7227                   6
 Berkshire Hathaway Inc Del                    CL B NEW                084670702       $    3.5683              44,543
 Best Buy Inc                                    COM                   086516101       $    3.2219              93,961
 BHP Billiton Ltd                           SPONSORED ADR              088606108       $    4.2978              46,253
 Brigham Exploration Co                          COM                   109178103       $   11.2459             412,846
 Brinks Co                                       COM                   109696104       $    0.2903              10,800
 Canadian Natl Ry Co                             COM                   136375102       $    1.7593              26,468
 Caterpillar Inc                                 COM                   149123101       $    8.2992              88,610
 CB Richard Ellis Group Inc                      CL A                  12497t101       $    7.7051             376,227
 Cephalon, Inc.                                  COM                   156708109       $    2.9586              47,936
 Cepheid                                         COM                   15670R107       $    0.2935              12,900
 Chevron Corp New                                COM                   166764100       $    3.9060              42,806
 Cisco Sys Inc                                   COM                   17275R102       $    9.3019             459,805
 Citigroup, Inc.                                 COM                   172967101       $    8.5830           1,814,584
 Collective Brands Inc                           COM                   19421w100       $    6.6572             315,508
 Comscore Inc                                    COM                   20564W105       $    0.3954              17,700
 Connecticut Wtr Svc Inc                         COM                   207797101       $    0.5869              21,050
 Corning Inc                                     COM                   219350105       $    4.5187             233,885
 Covance Inc.                                    COM                   222816100       $    0.2900               5,640
 Curtiss Wright Corp                             COM                   231561101       $    0.4419              13,310
 Deere & Co                                      COM                   244199105       $   15.2608             183,754
 Deltic Timber Corp                              COM                   247850100       $    0.5296               9,400
 Digital RIV Inc                                 COM                   25388B104       $    0.5094              14,800
 DirecTV                                       COM CL A                25490a101       $    6.6836             167,383
 DTS Inc                                         COM                   23335C101       $    0.3007               6,130
 Du Pont E I  De Nemours & Co                    COM                   263534109       $    9.4951             190,358
 Edison Intl                                     COM                   281020107       $    0.3963              10,266
 Edwards Lifesciences Corporati                  COM                   28176E108       $    6.5655              81,216
 Eldorado Gold Corp New                          COM                   284902103       $    0.3287              17,700
 Enernoc Inc                                     COM                   292764107       $    0.4820              20,160
 Enterprise Prods Partners LP                    COM                   293792107       $    0.2874               6,906
 Exxon Mobil Corp                                COM                   30231G102       $    0.4414               6,037
 FirstEnergy Corp                                COM                   337932107       $    1.2629              34,114
 Flowserve Corp                                  COM                   34354P105       $    7.6790              64,410
 Fluor Corp New                                  COM                   343412102       $    4.2280              63,809
 FMC Corp                                      COM NEW                 302491303       $   17.7075             221,648
 Foster Wheeler Ag                               COM                   H27178104       $   14.7912             428,483
 Franklin Resources Inc                          COM                   354613101       $    1.4365              12,917
 Freeport McMoran Copper & Gold                  COM                   35671D857       $   19.7133             164,154
 Gabelli Divd & Income Tr                        COM                   36242h104       $    0.1874              12,200
 General Cable Corp Del New                      COM                   369300108       $   17.4108             496,176
 General Electric Co                             COM                   369604103       $    8.9430             488,956
 General Mills Inc                               COM                   370334104       $    0.4257              11,960
 General Moly Inc                                COM                   370373102       $    0.1153              17,800
 Georesources Inc                                COM                   372476101       $    2.8528             128,448
 Grubb & Ellis Co                           COM PAR $0.01              400095204       $    0.2032             160,000
 GSE Sys Inc                                     COM                   36227K106       $    0.2074              57,280
 Hess Corp                                       COM                   42809h107       $    5.4828              71,633
 Hewlett Packard Co                              COM                   428236103       $    3.8449              91,327
 Honeywell Intl Inc                              COM                   438516106       $   12.1664             228,863
 ICON plc - Spons ADR                       SPONSORED ADR              45103t107       $    4.3030             196,482
 Inspire Pharmaceuticals Inc                     COM                   457733103       $    0.2730              32,500
 International Business Machs                    COM                   459200101       $    0.4733               3,225
 Invesco Ltd                                     SHS                   G491BT108       $   16.3155             678,116
 Iridium Communications Inc                      COM                   46269c102       $    0.2245              27,210
 iShares Inc                                 MSCI BRAZIL               464286400       $    0.2825               3,650
 Isis Pharmaceuticals Inc                        COM                   464330109       $    0.2176              21,500
 ITT Corp (New)                                  COM                   450911102       $   10.3704             199,010
 Jacobs Engr Group Inc Del                       COM                   469814107       $    3.6984              80,663
 Japan Smaller Captlztn Fd Inc                   COM                   47109U104       $    0.1893              21,100
 Johnson & Johnson                               COM                   478160104       $   10.4657             169,211
 Kansas City Southern                          COM NEW                 485170302       $    0.7612              15,905
 KVH Inds Inc                                    COM                   482738101       $    0.1733              14,500
 La Z  Boy Inc                                   COM                   505336107       $    0.2291              25,400
 Laboratory Corp Amer Hldgs                    COM NEW                 50540R409       $    0.4304               4,895
 Lexicon Pharmaceuticals Inc                     COM                   528872104       $    0.0808              56,100
 Liquidity Services Inc                          COM                   53635b107       $    0.2206              15,700
 Liveperson Inc                                  COM                   538146101       $    0.2373              21,000
 Lowe's Companies                                COM                   548661107       $   15.3890             613,596
 Magellan Midstream Prtnrs LP               COM UNIT RP LP             559080106       $    0.3411               6,038
 Maiden Holdings Ltd                             SHS                   G5753U112       $    0.2811              35,760
 Mantech Intl Corp                               CL A                  564563104       $    0.4455              10,780
 Markel Corporation                              COM                   570535104       $    0.4825               1,276
 Marsh & McLennan Cos                            COM                   571748102       $    6.9276             253,386
 Masco Corp                                      COM                   574599106       $    0.1313              10,373
 McDonald's Corp.                                COM                   580135101       $    1.7563              22,880
 Merck & Co Inc New                              COM                   58933y105       $    9.2292             256,083
 Metlife Inc                                     COM                   59156R108       $   14.2835             321,411
 Monsanto Co New                                 COM                   61166W101       $    8.0041             114,936
 Myr Group Inc Del                               COM                   55405w104       $    0.4969              23,662
 Nalco Holding Co                                COM                   62985Q101       $    6.3989             200,342
 National Amern Univ Hldgs Inc                   COM                   63245q105       $    0.2202              30,000
 NCI Building Sys Inc                          COM NEW                 628852204       $    0.2452              17,530
 NCI Inc                                         CL A                  62886K104       $    0.4732              20,585
 Netlogic Microsystems Inc                       COM                   64118B100       $    0.5120              16,300
 Neurogesx Inc                                   COM                   641252101       $    0.2506              39,401
 Nexen Inc.                                      COM                   65334H102       $    6.1848             270,078
 Nextera Energy Inc                              COM                   65339f101       $    3.7346              71,833
 Nobel Learning Communities, In                  COM                   654889104       $    0.1011              13,700
 Norfolk Southern Corp                           COM                   655844108       $    7.1495             113,810
 North Amern Palladium Ltd                       COM                   656912102       $    0.2845              41,000
 Nymox Pharmaceutical Corp                       COM                   67076p102       $    0.3098              44,000
 Office Depot Inc                                COM                   676220106       $    0.0734              13,600
 Oilsands Quest Inc                              COM                   678046103       $    0.0114              27,087
 Online Res Corp                                 COM                   68273g101       $    0.1465              31,500
 Optimer Pharmaceuticals Inc                     COM                   68401H104       $    0.2172              19,200
 Pepsico Inc                                     COM                   713448108       $    0.2772               4,243
 Peregrine Pharmaceuticals Inc                 COM NEW                 713661304       $    0.1233              53,600
 Petroleum Dev Corp                              COM                   716578109       $    1.8632              44,099
 Pfizer Inc                                      COM                   717081103       $    9.5357             544,587
 PG&E Corp                                       COM                   69331C108       $    3.8834              81,175
 Pharmaceutical Product Develop                  COM                   717124101       $    6.5450             241,156
 Philip Morris Intl Inc                          COM                   718172109       $   11.8729             202,852
 Pinnacle West Capital Corp                      COM                   723484101       $    0.8730              21,062
 Plum Creek Timber Co Inc                        COM                   729251108       $    7.1484             190,878
 Popular Inc                                     COM                   733174106       $    0.0879              28,000
 Potash Corp Sask Inc                            COM                   73755L107       $    3.2807              21,189
 Potlatch Corp New                               COM                   737630103       $    3.5604             109,382
 Power Integrations Inc                          COM                   739276103       $    0.3735               9,300
 Pressure Biosciences Inc                        COM                   74112E109       $    0.0225              16,106
 Price T Rowe Group Inc                          COM                   74144T108       $    3.0374              47,062
 Princeton Review Inc                            COM                   742352107       $    0.0354              30,000
 Procter & Gamble                                COM                   742718109       $   11.5667             179,803
 Proshares Tr                               SHRT 20+YR TRE             74347x849       $    0.2965               6,700
 Prudential Financial Inc.                       COM                   744320102       $   10.4818             178,536
 QEP Res Inc                                     COM                   74733v100       $    1.2433              34,240
 Qiagen NV                                       ORD                   N72482107       $    5.8956             301,564
 Qualcomm Inc                                    COM                   747525103       $    5.9135             119,488
 Ramtron Intl Corp                             COM NEW                 751907304       $    0.0370              11,000
 Rayonier Inc                                    COM                   754907103       $    0.2442               4,650
 Rosetta Stone Inc                               COM                   777780107       $    0.2536              11,950
 Rovi Corp                                       COM                   779376102       $    0.8205              13,231
 SAIA Inc                                        COM                   78709y105       $    0.1991              12,000
 Seattle Genetics Inc                            COM                   812578102       $    0.1540              10,300
 Silver Wheaton Corp                             COM                   828336107       $    2.6697              68,383
 Sirona Dental Systems Inc                       COM                   82966c103       $    0.4303              10,300
 Southwestern Energy Co                          COM                   845467109       $    9.9263             265,197
 Sprott Physical Gold Trust                      UNIT                  85207h104       $    0.7254              58,763
             Stryker Corp                        COM                   863667101       $    3.8113              70,974
            Texas Pac LD TR                SUB CTF PROP I T            882610108       $    0.3028               8,300
 Thompson Creek Metals Co Inc                    COM                   884768102       $    4.5752             310,813
 Toreador Res Corp                               COM                   891050106       $    0.4330              27,900
 Tortoise North Amrn Enrgy Co                    COM                   89147T103       $    0.4815              19,258
 Transatlantic Petroleum Ltd                     SHS                   g89982105       $    0.0400              12,000
 Twin Disc Inc                                   COM                   901476101       $    0.8689              29,100
 Tyco International Ltd                          SHS                   H89128104       $    9.9762             240,739
 Ultra Petroleum Corp                            COM                   903914109       $    7.4823             156,631
 Unilever N V                                 NY SHS NEW               904784709       $    0.2970               9,458
 United Rentals Inc                              COM                   911363109       $    0.2108               9,266
 United Technologies                             COM                   913017109       $   11.2492             142,902
 UnitedHealth Group Inc                          COM                   91324P102       $    3.6487             101,044
 Universal Display Corp                          COM                   91347P105       $    0.3586              11,700
 US Gold Corporation                        COM PAR $0.10              912023207       $    0.5601              69,400
 Valmont Inds Inc                                COM                   920253101       $    7.1483              80,562
 Varian Medical Systems, Inc.                    COM                   92220P105       $    0.6277               9,060
 Veeco Instrs Inc Del                            COM                   922417100       $    0.2814               6,550
 Venoco Inc                                      COM                   92275p307       $    2.2473             121,804
 Vitran Corp Inc                                 COM                   92850E107       $    0.4002              30,500
 Waddell & Reed Financial - A                    CL A                  930059100       $    1.4774              41,865
 Wells Fargo & Co.                               COM                   949746101       $    0.2012               6,494
 Weyerhaeuser Co                                 COM                   962166104       $   22.6349           1,195,714
 Williams Cos Inc.                               COM                   969457100       $   11.9056             481,618
 Windstream Corp                                 COM                   97381W104       $    0.1453              10,424
 Arbitron Inc                                    COM                   03875Q108       $    0.6394              15,400
 Canadian Natl Res Ltd                           COM                   136385101       $    0.2429               5,469
 Cloud Peak Energy Inc                           COM                   18911q102       $    0.3368              14,500
 FEI Co                                          COM                   30241L109       $    0.3328              12,600
 First Majestic Silver Corp                      COM                   32076v103       $    3.8665             266,290
 Goodrich Pete Corp                            COM NEW                 382410405       $    0.2734              15,500
 iSHARES Inc                                MSCI AUSTRALIA             464286103       $    0.2612              10,268
 Lennar Corp                                     CL A                  526057104       $    2.3360             124,584
 M D C Hldgs Inc                                 COM                   552676108       $    0.2621               9,110
 MF Global Hldgs Ltd                             COM                   55277j108       $    0.1839              22,000
 Netspend Hldgs Inc                              COM                   64118v106       $    0.1397              10,900
 Orbital Sciences Corp                           COM                   685564106       $    0.1740              10,160
 PNC Finl Svcs Group Inc                         COM                   693475105       $    4.2307              69,676
 Silicon Motion Technology Co               SPONSORED ADR              82706c108       $    0.1815              42,700
 Synaptics Inc                                   COM                   87157d109       $    0.2409               8,200
 Tivo Inc                                        COM                   888706108       $    0.1381              16,000
 Yamana Gold Inc                                 COM                   98462y100       $    4.5670             356,795
 Aegean Marine Petroleum Netw                    SHS                   y0017s102       $    0.1533              14,700

                                                                                       $  696.7302          22,266,206